Operating Lease Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Operating Lease Liabilities
Schedule of ROU assets and Operating Leases Liabilities

The following table shows ROU assets and operating lease liabilities, the Consolidated financial statement line items as of September 30:

	2024	2025	2025
	HK$	HK$	US$
Assets
Operating lease right-of-use assets, net	5,095,127	2,257,410	290,048

Liabilities
Operating lease liabilities, current	4,030,909	1,748,100	224,608
Operating lease liabilities, non-current	1,645,751	781,701	100,438
Total lease liabilities	5,676,660	2,529,801	325,046

Weighted average remaining lease term (in years)	2.93	0.89	0.89
Weighted average discount rate (%)	3.60%	3.60%	3.60%

Schedule of Relating to Operating Lease Activities

Information relating to operating lease activities during the years ended September 30, 2025 and 2024 are as follows:

	2024	2025	2025
	HK$	HK$	US$
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	312,160	1,023,732	131,536

Operating lease expenses
Amortization of right-of-use assets	5,929,064	3,861,449	495,331
Interest of lease liabilities	313,065	144,066	18,480
Total operating lease expenses	6,242,129	4,005,515	513,811
Cash paid for operating leases	8,400,960	7,768,065	996,455

Schedule of Maturities of Leases Liabilities

Maturities of lease liabilities were as follows:

	2025	2025
	HK$	US$
For the year ending September 30,
2026	2,060,210	264,710
2027	532,980	68,481
Total lease payments	2,593,190	333,191
Less: imputed interest	(63,389)	(8,145)
Total	2,529,801	325,046